Gain (Loss) on Modification of Financial Liabilities, Net	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Gain (Loss) on Modification of Financial Liabilities, Net	Gain (Loss) on Modification of Financial Liabilities, Net
The table below summarizes the Partnership's gain (loss) on modification of financial liabilities, net for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
	$	$	$
Gain (loss) on modification of financial liabilities, net(1)(2)	(45,920)	—	(8,332)
Total gain (loss) on modification of financial liabilities, net	(45,920)	—	(8,332)
(1)During the year ended December 31, 2021, the Partnership recognized a loss on modification of financial liabilities of $45.9 million due to the substantial modification of certain unsecured revolving credit facilities provided by Brookfield (see Note 21a) and refinancing activities related to the $180.0 million unsecured bonds issued in December 2021 (see Note 19).
(2)During the year ended December 31, 2019, the Partnership recognized a loss on modification of financial liabilities of $8.3 million mainly due to the modification of the $450.0 million shuttle revolver and an unsecured revolving credit facility with Brookfield